Related parties Transactions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Related party and other non-current receivables		$ 8	$ 10
Management fee, percentage (up to)		1.50%
Payment for management fees related to prior fiscal year		$ 31
Parent [member]
Disclosure of transactions between related parties [line items]
Included in trade and other payables(g)		0	0
Tax loss transfer		0	(16)	$ 0
Included in borrowings(a)(g)		0	(1)
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Related party and other non-current receivables		8	9
Sale of goods and services(b)(c)		22	24	52
Rank Group Limited [member]
Disclosure of transactions between related parties [line items]
Included in trade and other payables(g)		(31)	(59)
Related party and other non-current receivables		329	330
Tax loss transfer		(1)	(4)	(5)
Interest income		17	17	19
Recharges(e)		(5)	(7)	(17)
Management Fee Expense1		(31)	(47)	(65)
Payment for management fees related to prior fiscal year		31	30	35
Payment For management fees related to prior fiscal years			15
Non-cash advances and loans from related parties	$ 24
Non-cash repayments of advances and loans from related parties	23
Rank Group North America [member]
Disclosure of transactions between related parties [line items]
Included in trade and other payables(g)		0	0
Related party and other non-current receivables		0	0
Recharges(e)		(16)	(15)	(15)
Recharges		1	4	5
Other related parties [member]
Disclosure of transactions between related parties [line items]
Included in trade and other payables(g)		(1)	(1)
Related party and other non-current receivables		0	1
Sale of goods and services(b)(c)		0	0	1
Recharges		$ 5	3	1
Packaging Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Non-cash repayments of advances and loans from related parties	$ 1
Continuing operations [member] | Rank Group Limited [member]
Disclosure of transactions between related parties [line items]
Payment for management fees related to prior fiscal year			30	$ 29
Payment For management fees related to prior fiscal years			$ 8
Floating interest rate [member] | Rank Group Limited [member]
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis		3.25%
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Receivables, interest rate		5.16%	5.31%	6.21%
Bottom of range [member] | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis		3.00%
Top of range [member]
Disclosure of transactions between related parties [line items]
Receivables, interest rate		5.25%	5.78%	6.92%
Top of range [member] | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis		6.00%